Condensed Consolidated Statements of Cash Flows (unaudited) (Q3) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
STATEMENTS OF CASH FLOWS [Abstract]
Net income	$ 18,764	$ 16,911
Adjustments to Reconcile Net Income to Net Cash From Operating Activities
Proceeds from sales of loans held for sale	313,559	222,610
Disbursements for loans held for sale	(316,338)	(225,025)
Provision for loan losses	806	(1,439)
Deferred income tax expense	7,422	7,099
Deferred loan fees	(4,588)	(1,634)
Net depreciation, amortization of intangible assets and premiums and accretion of discounts on securities, loans and interest bearing deposits - time	5,079	3,831
Net gains on mortgage loans	(8,886)	(7,727)
Net gains on securities	(62)	(302)
Share based compensation	1,342	1,200
Increase in accrued income and other assets	(13,159)	(3,804)
Increase in accrued expenses and other liabilities	2,274	1,150
Total Adjustments	(12,551)	(4,041)
Net Cash From Operating Activities	6,213	12,870
Cash Flow Used in Investing Activities
Proceeds from the sale of securities available for sale	8,834	56,451
Proceeds from maturities, prepayments and calls of securities available for sale	143,953	150,103
Purchases of securities available for sale	(84,080)	(213,839)
Proceeds from the maturity of interest bearing deposits - time	2,100	4,613
Purchase of Federal Reserve Bank stock	0	(407)
Redemption of Federal Reserve Bank stock	0	371
Net increase in portfolio loans (loans originated, net of principal payments)	(326,089)	(73,673)
Purchase of portfolio loans	0	(15,000)
Cash received from the sale of Mepco Finance Corporation assets, net	33,446	0
Proceeds from bank-owned life insurance	523	2,235
Proceeds from the collection of vehicle service contract counterparty receivables	411	4,671
Proceeds from the sale of other real estate and repossessed assets	4,111	3,854
Capital expenditures	(2,592)	(1,717)
Net Cash Used in Investing Activities	(219,383)	(82,338)
Cash Flow From Financing Activities
Net increase in total deposits	118,042	120,997
Net increase in other borrowings	3,003	5
Proceeds from Federal Home Loan Bank advances	461,000	0
Payments of Federal Home Loan Bank Advances	(397,587)	(432)
Dividends paid	(6,400)	(5,149)
Proceeds from issuance of common stock	57	61
Repurchase of common stock	0	(16,854)
Share based compensation withholding obligation	(536)	(627)
Net Cash From Financing Activities	177,579	98,001
Net Increase (Decrease) in Cash and Cash Equivalents	(35,591)	28,533
Cash and Cash Equivalents at Beginning of Period	83,194	85,783
Cash and Cash Equivalents at End of Period	47,603	114,316
Cash paid during the period for
Interest	6,240	4,811
Income taxes	988	437
Transfers to other real estate and repossessed assets	1,389	1,791
Purchase of securities available for sale not yet settled	1,765	7,440
Sale of securities available for sale not yet settled	$ 760	$ 0